Shareholder Fees {- Fidelity Sustainable Low Duration Bond Fund}	Apr. 12, 2022 USD ($)
NF_08.31 Fidelity Sustainable Low Duration Bond Fund Retail Pro-01 | Fidelity Sustainable Low Duration Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none